VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

July 30, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

RE:                    Voya Series Fund, Inc. (“Registrant”)

SEC File Nos. 33-41694; 811-06352

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Prospectuses and the Statements of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 233 to the Registrant’s Registration Statement on Form N-1A filed on July 26, 2019.

Please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649 if you have any questions or comments.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management — Voya Family of Funds

cc:  Huey P. Falgout, Jr., Esq.

Voya Investments, LLC

Elizabeth J. Reza, Esq.

Ropes & Gray LLP